UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                  June 30, 2009
                                                                ----------------

Check here if Amendment  [   ]; Amendment Number:_______
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Wallace R. Weitz
              ----------------------------
Address:      Wallace R. Weitz & Co.
              ----------------------------
              One Pacific Place, Suite 600
              ----------------------------
              1125 South 103 Street
              ----------------------------
              Omaha, Nebraska  68124-6008
              ----------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Wallace R. Weitz
              ----------------------------
Title:        President
              ----------------------------
Phone:        402-391-1980
              ----------------------------

Signature, Place, and Date of Signing:



/s/ Wallace R. Weitz      Omaha, Nebraska            August 4, 2009
--------------------      ---------------            --------------
Signature                 City, State                Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                                 ---------------
Form 13F Information Table Entry Total:                  58
                                                 ---------------
Form 13F Information Table Value Total:          $1,537,822
                                                 ---------------
                                                 (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                             30-Jun-09
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE

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              COLUMN 1               COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7    COLUMN 8
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                                                                  VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER      VOTING
           NAME OF ISSUER        TITLE OF CLASS      CUSIP       (x$1000)   PRN AMT    PRN  CALL   DISCRETION   MANAGERS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD        SHS               G96655108       20,185     784,500  SH             Sole         N/A       Shared
TYCO INTERNATIONAL               SHS               H89128104       37,833   1,456,250  SH             Sole         N/A       Shared
ACI WORLDWIDE INC                COM               004498101        5,547     397,315  SH             Sole         N/A        Sole
AMERICAN EXPRESS CO              COM               025816109       54,733   2,355,100  SH             Sole         N/A       Shared
APACHE CORP                      COM               037411105          180       2,500  SH             Sole         N/A        Sole
APOLLO GROUP INC                 CL A              037604105        9,822     138,110  SH             Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL       CL A              084670108       35,460         394  SH             Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL       CL B              084670207      166,814      57,607  SH             Sole         N/A       Shared
BURLINGTON NORTHN SANTA FE C     COM               12189T104       15,068     204,900  SH             Sole         N/A       Shared
CABELAS INC                      COM               126804301       24,937   2,027,400  SH             Sole         N/A       Shared
COINSTAR INC                     COM               19259P300       23,861     893,660  SH             Sole         N/A       Shared
COMCAST CORP NEW                 CL A SPL          20030N200       63,414   4,497,425  SH             Sole         N/A       Shared
CONOCOPHILLIPS                   COM               20825C104       18,330     435,800  SH             Sole         N/A       Shared
CONVERA CORP                     CL A              211919105          112     590,000  SH             Sole         N/A        Sole
CORPORATE EXECUTIVE BRD CO       COM               21988R102        7,042     339,210  SH             Sole         N/A       Shared
CUMULUS MEDIA INC                CL A              231082108        1,995   2,145,600  SH             Sole         N/A        Sole
DAILY JOURNAL CORP               COM               233912104        4,709      99,880  SH             Sole         N/A        Sole
DELL INC                         COM               24702R101       68,879   5,016,679  SH             Sole         N/A       Shared
DEVON ENERGY CORP NEW            COM               25179M103          191       3,500  SH             Sole         N/A        Sole
DIAGEO P L C                     SPON ADR NEW      25243Q205        6,870     120,000  SH             Sole         N/A        Sole
DISCOVERY COMMUNICATNS NEW       COM SER A         25470F104       19,743     875,500  SH             Sole         N/A       Shared
EOG RES INC                      COM               26875P101        1,888      27,800  SH             Sole         N/A       Shared
EAGLE MATERIALS INC              COM               26969P108       24,007     951,165  SH             Sole         N/A       Shared
EBAY INC                         COM               278642103       11,135     650,000  SH             Sole         N/A        Sole
ENERGIZER HLDGS INC              COM               29266R108          601      11,500  SH             Sole         N/A        Sole
GOOGLE INC                       CL A              38259P508        7,749      18,380  SH             Sole         N/A        Sole
INTELLIGENT SYS CORP NEW         COM               45816D100          657     881,999  SH             Sole         N/A        Sole
INTERVAL LEISURE GROUP INC       COM               46113M108        9,530   1,022,538  SH             Sole         N/A       Shared
KNOT INC                         COM               499184109           98      12,484  SH             Sole         N/A        Sole
LABORATORY CORP AMER HLDGS       COM NEW           50540R409       12,446     183,600  SH             Sole         N/A       Shared
LIBERTY GLOBAL INC               COM SER C         530555309       65,311   4,131,023  SH             Sole         N/A       Shared
LIBERTY MEDIA CORP NEW           INT COM SER A     53071M104       56,273  11,232,100  SH             Sole         N/A       Shared
LIBERTY MEDIA CORP NEW           CAP COM SER A     53071M302       42,386   3,125,800  SH             Sole         N/A       Shared
LIBERTY MEDIA CORP NEW           ENT COM SER A     53071M500       55,375   2,070,100  SH             Sole         N/A       Shared
LOWES COS INC                    COM               548661107       28,515   1,469,100  SH             Sole         N/A       Shared
MARTIN MARIETTA MATLS INC        COM               573284106       35,029     444,075  SH             Sole         N/A       Shared
MICROSOFT CORP                   COM               594918104       60,706   2,553,912  SH             Sole         N/A       Shared
MOHAWK INDS INC                  COM               608190104       18,707     524,302  SH             Sole         N/A       Shared
NEWCASTLE INVT CORP              COM               65105M108           30      45,000  SH             Sole         N/A        Sole
NEWS CORP                        CL A              65248E104       19,263   2,114,500  SH             Sole         N/A       Shared
OMNICARE INC                     COM               681904108       54,965   2,133,730  SH             Sole         N/A       Shared
POTASH CORP SASK INC             COM               73755L107        2,835      30,470  SH             Sole         N/A        Sole
PROCTER & GAMBLE CO              COM               742718109        8,943     175,000  SH             Sole         N/A        Sole
REDWOOD TR INC                   COM               758075402       92,559   6,270,955  SH             Sole         N/A       Shared
STRAYER ED INC                   COM               863236105        1,309       6,000  SH             Sole         N/A        Sole
TELEPHONE & DATA SYS INC         SPL COM           879433860       69,913   2,693,105  SH             Sole         N/A       Shared
TICKETMASTER ENTMT INC           COM               88633P302        6,091     948,830  SH             Sole         N/A        Sole
US BANCORP DEL                   COM NEW           902973304        1,254      70,000  SH             Sole         N/A        Sole
U S G CORP                       COM NEW           903293405       10,729   1,065,400  SH             Sole         N/A       Shared
UNITED PARCEL SERVICE INC        CL B              911312106       27,495     550,000  SH             Sole         N/A        Sole
UNITED STATES CELLULAR CORP      COM               911684108           75       1,960  SH             Sole         N/A        Sole
UNITEDHEALTH GROUP INC           COM               91324P102       42,260   1,691,760  SH             Sole         N/A       Shared
VULCAN MATLS CO                  COM               929160109       16,723     388,000  SH             Sole         N/A        Sole
WAL MART STORES INC              COM               931142103       11,238     232,000  SH             Sole         N/A        Sole
WASHINGTON POST CO               CL B              939640108       36,662     104,100  SH             Sole         N/A       Shared
WELLPOINT INC                    COM               94973V107       82,805   1,627,130  SH             Sole         N/A       Shared
WELLS FARGO & CO NEW             COM               949746101       17,528     722,500  SH             Sole         N/A        Sole
XTO ENERGY INC                   COM               98385X106       19,007     498,340  SH             Sole         N/A       Shared
                                                            -------------------------
                                  58                            1,537,822  73,119,988
                                                            -------------------------
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